Convertible Note Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Debt Instrument, Converted Amount		$ 109,144	$ 454,077	$ 602,374	$ 499,686
Debt Instrument, Interest Accrued, Converted Amount		9,584
Common Stock, shares issued					14,690
Convertible Prom Note #1
Date of Agreement					Mar. 11, 2014
Convertible Note					$ 37,500
Interest Rate					8.00%
Due Date					Dec. 13, 2014
Interest Accrued					$ 0
Convertible Note, Balance					0
Debt Instrument, Converted Amount					37,500
Debt Instrument, Interest Accrued, Converted Amount					$ 1,500
Common Stock, shares issued					21,593
Convertible Prom Note #2
Date of Agreement					Apr. 08, 2014
Convertible Note					$ 53,000
Interest Rate					8.00%
Due Date					Jan. 14, 2015
Interest Accrued					$ 0
Convertible Note, Balance					0
Debt Instrument, Converted Amount					53,000
Debt Instrument, Interest Accrued, Converted Amount					$ 2,120
Common Stock, shares issued					60,890
Convertible Prom Note #3
Date of Agreement					May 21, 2014
Convertible Note					$ 42,500
Interest Rate					8.00%
Due Date					Feb. 23, 2015
Interest Accrued					$ 0
Convertible Note, Balance					0
Debt Instrument, Converted Amount					42,500
Debt Instrument, Interest Accrued, Converted Amount					$ 1,700
Common Stock, shares issued					152,524
Convertible Prom Note #4
Date of Agreement					Aug. 14, 2014
Convertible Note					$ 66,780
Interest Rate					8.00%
Due Date					Aug. 14, 2015
Interest Accrued					$ 0
Convertible Note, Balance					0
Original Issue Discount					3,380
Debt Instrument, Converted Amount					66,780
Debt Instrument, Interest Accrued, Converted Amount					$ 2,850
Common Stock, shares issued					1,214,425
Convertible Prom Note #5
Date of Agreement					Aug. 14, 2014
Convertible Note					$ 58,300
Interest Rate					8.00%
Due Date					Aug. 14, 2015
Interest Accrued					$ 0
Convertible Note, Balance					0
Original Issue Discount					3,300
Debt Instrument, Converted Amount					58,300
Debt Instrument, Interest Accrued, Converted Amount					$ 2,527
Common Stock, shares issued					1,310,912
Convertible Prom Note #6
Date of Agreement					Aug. 13, 2014
Convertible Note					$ 61,111
Interest Rate					12.00%
Due Date					Aug. 14, 2016
Interest Accrued		0		0	$ 1,067
Convertible Note, Balance					0
Original Issue Discount					5,500
Debt Instrument, Converted Amount					61,111
Debt Instrument, Interest Accrued, Converted Amount		$ 1,067		$ 1,067	$ 6,266
Common Stock, shares issued		177,836		177,836	1,403,700
Convertible Prom Note #7
Date of Agreement				Aug. 19, 2014
Convertible Note				$ 57,895
Interest Rate				12.00%
Due Date				Aug. 19, 2016
Interest Accrued				$ 0
Convertible Note, Balance				0
Original Issue Discount				2,895
Debt Instrument, Converted Amount				57,895
Debt Instrument, Interest Accrued, Converted Amount				$ 14,035
Common Stock, shares issued				1,798,250
Convertible Prom Note #8
Date of Agreement					Sep. 18, 2014
Convertible Note					$ 64,500
Interest Rate					12.00%
Due Date					Sep. 18, 2015
Interest Accrued		$ 0		$ 0	$ 8,240
Convertible Note, Balance		0		0	54,500
Original Issue Discount					5,500
Debt Instrument, Converted Amount		54,500		54,500	$ 10,000
Debt Instrument, Interest Accrued, Converted Amount		$ 8,240		$ 8,240
Common Stock, shares issued		1,879,597		1,879,597	181,819
Convertible Prom Note #9
Date of Agreement					Sep. 23, 2014
Convertible Note					$ 55,000
Interest Rate					8.00%
Due Date					Jun. 23, 2015
Interest Accrued		$ 0		$ 0	$ 2,158
Convertible Note, Balance		0		0	29,800
Debt Instrument, Converted Amount		29,800		29,800	$ 25,200
Debt Instrument, Interest Accrued, Converted Amount		$ 2,158		$ 2,158
Common Stock, shares issued		864,672		864,672	700,000
Convertible Prom Note #10
Date of Agreement		Oct. 06, 2014		Oct. 06, 2014
Convertible Note		$ 33,000		$ 33,000
Interest Rate		8.00%		8.00%
Due Date		Jul. 06, 2015		Jul. 06, 2015
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Debt Instrument, Converted Amount		33,000		33,000
Debt Instrument, Interest Accrued, Converted Amount		$ 1,320		$ 1,320
Common Stock, shares issued		780,000		780,000
Convertible Prom Note #11
Date of Agreement		Nov. 06, 2014		Nov. 06, 2014
Convertible Note		$ 55,000		$ 55,000
Interest Rate		12.00%		12.00%
Due Date		May 06, 2015		May 06, 2015
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Debt Instrument, Converted Amount		55,000		55,000
Debt Instrument, Interest Accrued, Converted Amount		$ 3,553		$ 3,553
Common Stock, shares issued		2,813,634		2,813,634
Convertible Prom Note #12
Date of Agreement		Nov. 25, 2014		Nov. 25, 2014
Convertible Note		$ 43,000		$ 43,000
Interest Rate		8.00%		8.00%
Due Date		Aug. 28, 2015		Aug. 28, 2015
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Debt Instrument, Converted Amount		$ 46,510		$ 46,510
Common Stock, shares issued		5,290,270		5,290,270
Fee		Default		Default
Fee Amount				$ 3,510
Convertible Prom Note #13
Date of Agreement		Dec. 16, 2014		Dec. 16, 2014
Convertible Note		$ 33,333		$ 33,333
Interest Rate		12.00%		12.00%
Due Date		Dec. 16, 2016		Dec. 16, 2016
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Original Issue Discount		3,333		3,333
Debt Instrument, Converted Amount		33,333		33,333
Debt Instrument, Interest Accrued, Converted Amount		$ 4,000		$ 4,000
Common Stock, shares issued		5,047,167		5,047,167
Convertible Prom Note #14
Date of Agreement		Jan. 09, 2015		Jan. 09, 2015
Convertible Note		$ 33,000		$ 33,000
Interest Rate		8.00%		8.00%
Due Date		Oct. 13, 2015		Oct. 13, 2015
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Debt Instrument, Interest Accrued, Converted Amount		$ 1,320		$ 1,320
Common Stock, shares issued		8,470,000		8,470,000
Fee		Default		Default
Fee Amount				$ 16,500
Convertible Prom Note #15
Date of Agreement		Feb. 05, 2015		Feb. 05, 2015
Convertible Note		$ 54,000		$ 54,000
Interest Rate		8.00%		8.00%
Due Date		Nov. 09, 2015		Nov. 09, 2015
Interest Accrued		$ 11,819		$ 4,738
Convertible Note, Balance		$ 47,980		$ 47,980
Common Stock, shares issued		12,393,030		12,393,030
Fee		Default		Default
Fee Amount				$ 27,000
Convertible Prom Note #16
Date of Agreement		Feb. 17, 2015		Feb. 17, 2015
Convertible Note		$ 66,780		$ 66,780
Interest Rate		8.00%		8.00%
Due Date		Aug. 14, 2015		Aug. 14, 2015
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Original Issue Discount		6,780		6,780
Debt Instrument, Converted Amount		66,780		66,780
Debt Instrument, Interest Accrued, Converted Amount		$ 3,148		$ 3,148
Common Stock, shares issued		8,854,031		8,854,031
Convertible Prom Note #17
Date of Agreement		Feb. 25, 2015		Feb. 25, 2015
Convertible Note		$ 27,778		$ 27,778
Interest Rate		12.00%		12.00%
Due Date		Feb. 25, 2017		Feb. 25, 2017
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Debt Instrument, Converted Amount		27,778		27,778
Debt Instrument, Interest Accrued, Converted Amount		$ 3,333		$ 3,333
Common Stock, shares issued		5,185,210		5,185,210
Convertible Prom Note #18
Date of Agreement				Mar. 09, 2015
Convertible Note				$ 55,000
Interest Rate				8.00%
Due Date	Jun. 23, 2017			Dec. 09, 2015
Interest Accrued	$ 0	$ 357		$ 0
Convertible Note, Balance	8,838			16,215
Debt Instrument, Converted Amount	7,377			38,785
Debt Instrument, Interest Accrued, Converted Amount	$ 422			$ 5,135
Common Stock, shares issued	46,484,586			57,733,852
Convertible Prom Note #19
Date of Agreement				Mar. 26, 2015
Convertible Note				$ 29,680
Interest Rate				8.00%
Due Date				Mar. 23, 2016
Interest Accrued		5,496		$ 2,577
Convertible Note, Balance				18,751
Original Issue Discount				1,680
Debt Instrument, Converted Amount				$ 10,929
Common Stock, shares issued				15,924,728
Convertible Prom Note #20
Date of Agreement					Mar. 02, 2015
Convertible Note					$ 58,300
Interest Rate					8.00%
Due Date					Aug. 14, 2015
Interest Accrued		0		$ 0
Convertible Note, Balance		0		0	$ 1,898
Original Issue Discount					3,300
Debt Instrument, Converted Amount		1,898		1,898	$ 56,402
Debt Instrument, Interest Accrued, Converted Amount		$ 20		$ 20
Common Stock, shares issued		53,000		53,000	1,215,551
Convertible Prom Note #21
Date of Agreement				May 05, 2015
Convertible Note				$ 68,900
Interest Rate				8.00%
Due Date				May 05, 2016
Interest Accrued		$ 0		$ 4,387
Convertible Note, Balance		0		60,439
Original Issue Discount				3,900
Original Issue Discount, unamortized				325
Debt Instrument, Converted Amount		60,439		8,461
Debt Instrument, Interest Accrued, Converted Amount		$ 6,839		$ 566
Common Stock, shares issued		891,020,080		18,135,267
Convertible Prom Note #22
Date of Agreement				May 06, 2015
Convertible Note				$ 10,500
Interest Rate				8.00%
Due Date				Feb. 08, 2016
Interest Accrued		$ 5,150		$ 1,133
Convertible Note, Balance				$ 15,750
Fee				Default
Fee Amount		$ 5,250		$ 5,250
Convertible Prom Note #23
Date of Agreement		May 27, 2015		May 27, 2015
Convertible Note		$ 16,500		$ 16,500
Interest Rate		8.00%		8.00%
Due Date		May 28, 2016		May 28, 2016
Interest Accrued		$ 0		$ 0
Convertible Note, Balance		0		0
Debt Instrument, Converted Amount		16,500		16,500
Debt Instrument, Interest Accrued, Converted Amount		$ 344		$ 344
Common Stock, shares issued		2,591,323		2,591,323
Convertible Prom Note #24
Date of Agreement		Aug. 28, 2015		Aug. 28, 2015
Convertible Note		$ 15,000		$ 15,000
Interest Rate		8.00%		8.00%
Due Date		Aug. 28, 2016		Aug. 28, 2016
Interest Accrued		$ 0		$ 710
Convertible Note, Balance		0		$ 15,000
Debt Instrument, Converted Amount		15,000
Debt Instrument, Interest Accrued, Converted Amount		$ 939
Common Stock, shares issued		87,032,383
Convertible Prom Note #25
Date of Agreement		Sep. 04, 2015		Sep. 04, 2015
Convertible Note		$ 19,000		$ 19,000
Interest Rate		8.00%		8.00%
Due Date		Jun. 04, 2016		Jun. 04, 2016
Interest Accrued		$ 2,016		$ 870
Convertible Note, Balance		$ 19,000		$ 19,000
Convertible Prom Note #26
Date of Agreement				Dec. 29, 2015
Convertible Note				$ 57,378
Interest Rate				8.00%
Due Date		Jun. 23, 2017		Dec. 30, 2016
Interest Accrued		$ 83		$ 0
Convertible Note, Balance				1,609
Debt Instrument, Converted Amount				59,934
Debt Instrument, Interest Accrued, Converted Amount				$ 1,222
Common Stock, shares issued				35,927,887
Fee				Default
Fee Amount				$ 4,165
Convertible Prom Note #27
Date of Agreement		Jan. 22, 2016		Jan. 22, 2016
Convertible Note		$ 60,500		$ 60,500
Interest Rate		10.00%		10.00%
Due Date		Oct. 22, 2016		Oct. 22, 2016
Interest Accrued		$ 5,702		$ 1,144
Convertible Prom Note #28
Date of Agreement		Feb. 25, 2016		Feb. 25, 2016
Convertible Note		$ 27,500		$ 27,500
Interest Rate		8.00%		8.00%
Due Date		Feb. 25, 2017		Feb. 25, 2017
Interest Accrued		$ 434		$ 191
Convertible Note, Balance		10,755		27,500
Original Issue Discount, unamortized		212		2,084
Debt Instrument, Converted Amount		16,745		$ 5,315
Debt Instrument, Interest Accrued, Converted Amount		$ 1,380
Common Stock, shares issued		66,500,000		11,682,000
Convertible Prom Note #29
Date of Agreement		Mar. 24, 2016		Mar. 24, 2016
Convertible Note		$ 7,500		$ 7,500
Interest Rate		8.00%		8.00%
Due Date		Mar. 24, 2017		Mar. 24, 2017
Interest Accrued		$ 464		$ 2